Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
INVENTORIES

NOTE 5. INVENTORIES

Inventories consisted of the following:

	March 31, 2025	December 31, 2024
Inventory – work in progress	$4,173,898	$4,480,440
Inventory – work in progress shipping and consumables	735,636	640,675
Inventory – work in progress labor	796,800	699,087
Resale inventory	1,046,995	931,990
Finished goods	3,139,558	3,832,907
Overhead costs allocated to inventory	546,809	596,707
	$10,439,696	$11,181,806

NOTE 6. INVENTORIES

Inventories consisted of the following:

	December 31,
	2024	2023

Inventory – work in progress	$4,480,440	$1,494,795
Inventory – work in progress shipping and consumables	640,675	373,979
Inventory – work in progress labor	699,087	421,880
Resale inventory	931,990	1,110,620
Overhead allocated to inventory	596,707	458,258
Finished goods	3,832,907	5,748,234
Total inventory	$11,181,806	$9,607,766